Nature of Operations (Schedule of Details of Impairment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impairment [Line Items]
Total	$ 500,000
Reorganization and impairment	(3,466,000)	3,031,000
Cost of Revenues	51,003,000	47,482,000	59,588,000
Inventory write-off [Member]
Impairment [Line Items]
Cost of Revenues	3,100,000
Impairment charge [Member]
Impairment [Line Items]
Reorganization and impairment	1,700,000
Revaluation of Liabilities [Member]
Impairment [Line Items]
Reorganization and impairment	(5,100,000)
Other (mainly due to disposal of fixed assets) [Member]
Impairment [Line Items]
Relevant areas in consolidated statement of income	$ 800,000